Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 4,853	$ 3,127
Interest-earning deposits	224	262
Federal funds sold		3,015
Cash and cash equivalents	5,077	6,404
Securities available for sale	50,216	49,304
Loans, net of allowance for loan losses of $5,397 and $4,115	194,274	213,069
Loans held for sale	9,961	7,395
Accrued interest receivable	860	903
Premises and equipment, net	13,042	13,418
Other real estate owned, net	4,523	6,359
Federal Home Loan Bank stock, at cost	1,266	1,409
Deferred income taxes	4,511	3,347
Other assets	786	1,382
Total assets	284,516	302,990
Liabilities and Stockholders' Equity
Noninterest-bearing demand deposits	31,038	26,778
NOW, money-market and savings deposits	85,318	76,476
Time deposits less than $100,000	86,705	89,016
Time deposits greater than $100,000	38,167	59,074
Total deposits	241,228	251,344
Federal Home Loan Bank advances	16,000	21,000
Other borrowings	1,754	3,054
Accrued interest payable	342	436
Accrued expenses and other liabilities	935	522
Total liabilities	260,259	276,356
Commitments and contingencies (Notes 4, 11 and 20)
Stockholders' equity:
Additional paid-in capital, preferred	6,840	6,840
Preferred stock discount	(134)	(200)
Common stock, $.01 par value; 4,000,000 shares authorized, 2,633,208 and 2,653,208 shares issued and outstanding	26	27
Additional paid-in capital, common	26,595	26,693
Accumulated deficit	(9,271)	(6,111)
Accumulated other comprehensive income (loss)	201	(615)
Total stockholders' equity	24,257	26,634
Total liabilities and stockholders' equity	284,516	302,990
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock